Consolidated Balance Sheets (Parenthetical) - $ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock par value		$ 0	$ 0	$ 0
Preferred stock shares unlimited		Unlimited	Unlimited	Unlimited
Preferred stock shares issued		333,333	333,333	333,333
Preferred stock shares outstanding		333,333	333,333	333,333
Common stock par value		$ 0	$ 0	$ 0
Common stock shares unlimited		Unlimited	Unlimited	Unlimited
Common stock shares issued	[1]	2,369,995	2,369,995	2,369,995
Common stock shares outstanding		2,369,995	2,369,995	2,369,995

[1]	All year results have been adjusted for the reverse stock split (15:1) effective March 10, 2025.